Available-For-Sale and Held-To-Maturity Securities (Parenthetical) (Detail) (Hybrid Instrument, KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Hybrid Instrument
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Securities, Fair Value	0	18,254
Net trading losses related valuation losses	0	152